S000036673 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
C000112074 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.65%	14.18%	14.32%
Performance Inception Date				Apr. 30, 2012
C000112075 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.35%	13.89%	14.03%
Performance Inception Date				Apr. 30, 2012